Leases - Total cash outflow for leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash Flows For Leases [Line Items]
Cash outflow for leases	$ 117,068	$ 121,036
Aircraft [member]
Disclosure Of Cash Flows For Leases [Line Items]
Cash outflow for leases	107,610	112,707
Real Estate [Member]
Disclosure Of Cash Flows For Leases [Line Items]
Cash outflow for leases	$ 9,458	$ 8,329